DEFERRED CHARGES (Narrative) (Details) (USD $)	12 Months Ended
	Jul. 31, 2014	Jul. 31, 2013	Jul. 31, 2012
DEFERRED CHARGES [Abstract]
Amortization of deferred charges	$ 468,607	$ 456,524	$ 334,261
Weighted average life of current year additions to deferred charges	8 years 10 months 21 days